Loss Per Share	12 Months Ended
Dec. 31, 2022
Disclosure of Earnings Per Share [Abstract]
Loss per share
34.	Loss per share

	Year ended December 31, 2022
	Amount after tax	Weighted average number of ordinary shares outstanding	Loss per share
Basic/diluted loss per share
Basic/diluted loss per share
Loss attributable to the parent
(Note2)	$(87,537,224)	49,085,580	$(1.78)

	Year ended December 31, 2021
	Amount after tax	Weighted average number of ordinary shares outstanding	Loss per share
Basic/diluted loss per share
Basic/diluted loss per share
Loss attributable to the parent
(Note2)	$(8,548,294)	29,685,079	$(0.29)

	Year ended December 31, 2020
	Amount after tax	Weighted average number of ordinary shares outstanding	Loss per share
Basic/diluted loss per share
Basic/diluted loss per share
Loss attributable to the parent
(Note2)	$(5,920,853)	29,592,181	$(0.20)

Note 1:	On the Closing Date, pursuant to the business combination agreement, the Company effected in the form of capital recapitalization and issued 65,000,000 ordinary shares in total (the conversion ratio approximately of 4.82 on the shares of the Company’s ordinary share). Each eligible shareholder of record on the Closing Date, including preference shares converted into ordinary shares in accordance with the Company’s organizational documents and employees who holds granted share options, received approximately 4.82 shares of ordinary share for each share of ordinary share then held or as converted. The increase in the number of ordinary shares outstanding due to the capital recapitalization are adjusted retrospectively in the calculation of basic and diluted loss per share for all periods presented based on the new number of shares. Refer to Note 23 for more information on the capital recapitalization.

Note 2:	Warrant liabilities were excluded in the computation of diluted loss per share for the year ended December 31, 2022. Employee share options were excluded in the computation of diluted loss per share for each of the three years in the period ended December 31, 2022 and convertible preference shares were excluded in the computation of diluted loss per share for years ended December 31, 2021 and 2020 since they were anti-dilutive. The number of shares that were excluded from the loss per share calculation above for each of the three years in the period ended December 31, 2022 that could be dilutive in the future were 12,514,617 shares, 33,903,228 shares and 32,964,816 shares, respectively.